Other Receivables	12 Months Ended
Mar. 31, 2023
Other Receivables [Abstract]
OTHER RECEIVABLES

NOTE 7 — OTHER RECEIVABLES

Other receivables consist of the following:

	As of March 31, 2023	As of March 31, 2022
	(US$)	(US$)
Net Receivable from Reachnet Cable Service Pvt. Ltd.	$—	$43,168,720
GST and other taxes	—	7,770,370
	$—	$50,939,090

Refer to Note 23 and 23B for explanations on modification and acquisition of Sri Sai and its impact on the other receivable balance of erstwhile partner as on March 31, 2022.